Total
Commodity Return Strategy Portfolio
PORTFOLIO SUMMARY
INVESTMENT OBJECTIVE
The portfolio seeks total return.
FEES AND PORTFOLIO EXPENSES

The accompanying table describes the fees and expenses you may pay if you buy, hold and sell shares of the portfolio. The fee table and the expense example do not reflect expenses or withdrawal charges incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Commodity Return Strategy Portfolio	Class 1	Class 2
Maximum sales charge (load) imposed on purchases
Maximum deferred sales charge (load)
Maximum sales charge (load) on reinvested distributions
Redemption fees
Exchange fees

Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - Commodity Return Strategy Portfolio		Class 1	Class 2
Management fee		0.59%	0.59%
Distribution and service (12b-1) fee		0.25%	none
Other expenses	[1]	0.20%	0.19%
Total annual portfolio operating expenses		1.04%	0.78%
Less: amount of fee limitations/expense reimbursements	[2]	none	none
Total annual portfolio operating expenses after fee limitations/expense reimbursements		1.04%	0.78%
[1]	The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). "Other Expenses" include expenses of both the portfolio and the Subsidiary.
[2]	Credit Suisse Trust (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the portfolio's average daily net assets at least through May 1, 2025. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Trust's board of trustees (the "Board of Trustees")). The Trust is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before May 1, 2025.

EXAMPLE

This example may help you compare the cost of investing in shares of the portfolio with the cost of investing in other mutual funds. The example does not include expenses or withdrawal charges incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example - Commodity Return Strategy Portfolio - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class 1	106	331	574	1,271
Class 2	80	249	433	966

Expense Example No Redemption - Commodity Return Strategy Portfolio - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class 1	106	331	574	1,271
Class 2	80	249	433	966

PORTFOLIO TURNOVER

The computation of the portfolio's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the portfolio expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the portfolio could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the fiscal year ended December 31, 2023, the portfolio's portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (the "BCOM Index"). The portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. The portfolio intends to gain exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the BCOM Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity. The portfolio intends to engage in active and frequent trading.

The portfolio may invest up to 25% of its total assets in the Subsidiary, a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands. The portfolio will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments are also expected to earn income for the Subsidiary.

The portfolio invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

The portfolio is "non-diversified" meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
PERFORMANCE

The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how performance of the portfolio's Class 1 shares (which was previously an undesignated share class of the portfolio), has varied from year to year for up to 10 years. The table compares the portfolio's performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:

Best quarter: 25.39% (Q1 22) Worst quarter: -22.17% (Q1 20) Inception date: 2/28/06
AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/23:
Average Annual Returns - Commodity Return Strategy Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class 1	(9.12%)	7.23%	(1.21%)	(1.36%)
Class 2	(8.90%)			16.48%	[1]	May 01, 2020
BLOOMBERG COMMODITY INDEX TOTAL RETURN (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)	(7.91%)	7.23%	(1.11%)
[1]	Return represents performance from May 1, 2020 (inception date) to December 31, 2023.